INCOME TAXES (Details) (CNY)	12 Months Ended			75 Months Ended	3 Months Ended	36 Months Ended		27 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended	27 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended	27 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 PRC	Mar. 31, 2014 PRC ATA Testing	Dec. 31, 2013 PRC ATA Testing	Dec. 31, 2010 PRC ATA Testing	Mar. 31, 2014 PRC ATA Learning	Dec. 31, 2011 PRC ATA Learning	Dec. 31, 2014 PRC ATA Learning Future	Dec. 31, 2015 PRC ATA Learning Future	Mar. 31, 2014 PRC ATA Online	Dec. 31, 2011 PRC ATA Online	Dec. 31, 2014 PRC ATA Online Future	Dec. 31, 2015 PRC ATA Online Future	Mar. 31, 2014 PRC Beijing JDX	Dec. 31, 2011 PRC Beijing JDX	Dec. 31, 2014 PRC Beijing JDX Future	Dec. 31, 2015 PRC Beijing JDX Future	Mar. 31, 2014 PRC Zhi Xing
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%						25.00%				25.00%				25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%		15.00%	15.00%	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
Undistributed earnings generated by the PRC consolidated entities	89,611,563	142,455,116
Unrecognized deferred income tax liability related to undistributed earnings	8,961,156	14,245,512
Dividend distribution from PRC subsidiaries to holding company	113,000,000
Dividend withholding tax	11,300,000